Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 115,659		$ 115,659		$ 142,450
Derivative liabilities	126,884		126,884		142,629
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	115,659		115,659		142,450
Derivative liabilities	126,884		126,884		$ 142,629
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	10	$ 3	20	$ 33
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	401	345	401	345
Derivative liabilities	$ 1,381	$ 1,453	$ 1,381	$ 1,453